Fair Value Measurements - Schedule of Financial Assets that were Transferred from Level 3 To Level 1 (Details) - Breeze Holdings Acquisition Corp. [Member] - Public Warrant [Member] - Level 3 [Member]	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Financial Assets that were Transferred from Level 3 To Level 1 [Line Items]
Fair value as of beginning of period
Transfer in	3,795,000
Transfer out	(2,415,000)
Unrealized gain	(1,380,000)
Fair value as of ending of period
Amount of unrealized gain for the period included in income relating to assets held at the end of the reporting period	$ (1,380,000)